Costs, expenses and other operating results by nature - Costs and expenses by nature (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs, expenses and other operating results by nature
Raw materials and materials for use and consumption		R$ (121,796,193)	R$ (114,657,376)	R$ (135,651,809)
Personnel expenses		(2,591,309)	(2,335,738)	(1,657,783)
Freight and storage		(1,276,230)	(1,378,054)	(1,033,718)
Decarbonization obligation	[1]	(584,371)	(740,298)	(638,542)
Services provided by third parties		(759,638)	(662,542)	(442,379)
Depreciation and amortization		(900,673)	(840,377)	(732,241)
Amortization of right-of-use assets		(312,060)	(305,900)	(288,419)
Advertising and marketing		(221,344)	(235,167)	(102,205)
Extemporaneous tax credits	[2]	0	19,527	34,247
Other expenses and income, net		(155,806)	(468,794)	45,604
Total		(128,597,624)	(121,604,719)	(140,467,245)
Classified as:
Cost of products and services sold		(123,811,893)	(116,730,469)	(136,276,257)
Selling and marketing		(2,499,547)	(2,253,226)	(2,141,985)
General and administrative		(1,872,092)	(2,018,159)	(1,534,481)
Other operating income (expenses), net		(414,092)	(602,865)	(514,522)
Total		R$ (128,597,624)	R$ (121,604,719)	R$ (140,467,245)

[1]	Refers to the obligation established by the RenovaBio program to meet decarbonization targets for the gas and oil sector. The amounts are presented in Other operating income (expenses), net. For further information, see Note 14.
[2]	Refers substantially to the exclusion of ICMS from the PIS and COFINS calculation basis.